Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 8 — CONTRACT LIABILITIES

	As of December 31,
	2025	2024
Contract liabilities	$396,887	$958,314

Contract liabilities represented advances from clients related to integrated investor relations service on the Group’s consolidated balance sheets. Revenue is recognized as the Group satisfies its performance obligations under each client arrangement in accordance with ASC 606. The Group’s contract liabilities are generally recognized as revenue within one year. For the years ended December 31, 2025 and 2024, the Group recognized $958,314 and nil, respectively, of revenue that was included in the contract liabilities balance at the beginning of each period. The balance of $396,887 as at December 31, 2025 relates to performance obligations that remained unsatisfied or partially unsatisfied as at that date.